CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2020
Preferred stock shares authorized	5,000,000	5,000,000	5,000,000
STOCKHOLDERS' DEFICIT
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	200,000,000	100,000,000	100,000,000
Common stock shares issued	43,737,772	35,166,551	24,804,874
Common stock shares outstanding	43,737,772	35,166,551	24,804,874
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Convertible Preferred Stock Series C [Member]
Preferred stock shares authorized	1,785,715	1,785,715
STOCKHOLDERS' DEFICIT
Preferred stock shares issued	1,785,715	1,785,715
Preferred stock shares outstanding	1,785,715	1,785,715
Preferred stock par value	$ 0.001	$ 0.001
Series C Convertible Preferred Stock [Member]
Preferred stock shares authorized	1,785,714	1,785,715	1,785,714
STOCKHOLDERS' DEFICIT
Preferred stock shares issued		1,785,715	1,785,715
Preferred stock shares outstanding		1,785,715	1,785,715
Preferred stock par value		$ 0.001	$ 0.001
Series D Convertible Preferred Stock
Preferred stock shares authorized		1,016,014	1,016,014
STOCKHOLDERS' DEFICIT
Preferred stock shares issued		1,016,004	1,016,004
Preferred stock shares outstanding		1,016,004	1,016,004
Preferred stock par value		$ 0.001	$ 0.001
Convertible Preferred Stock D [Member]
Preferred stock shares authorized	1,016,014	1,016,014
STOCKHOLDERS' DEFICIT
Preferred stock shares issued	1,016,004	1,016,004
Preferred stock shares outstanding	1,016,004	1,016,004
Preferred stock par value	$ 0.001	$ 0.001